OTHER CURRENT LIABILITIES:	12 Months Ended
Dec. 31, 2021
OTHER CURRENT LIABILITIES:
OTHER CURRENT LIABILITIES:

NOTE 20 — OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following (U.S. dollars in thousands):

	December 31
	2021	2020
Accrued compensation	$42,971	$25,587
Other current liabilities	10,978	8,447
Total other current liabilities	$53,949	$34,034